Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company’s share option activity and related information for employees and directors for the period ended June 30, 2019:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding as of January 1, 2019	94,096,998	$0.12		8.4	$-
Changes during the period:
Granted	7,800,000	$0.02	$0.01
Forfeited	(1,475,000)	$0.04	$0.03
Options outstanding at June 30, 2019	100,421,998	$0.11		8.0	$48,025
Exercisable options at June 30, 2019	52,038,260	$0.19		7.1	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Below are the assumptions used for the options granted during the six months ended June 30, 2019 and 2018:

	June 30, 2019	June 30, 2018
Expected dividend yield	0%	0%
Expected volatility	75.40%	82.23%
Risk-free interest	1.76%	2.49%
Expected life in years	5.50	6.25

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following is a summary of the Company’s share options granted separated into ranges of exercise price:

Exercise price (range) ($)	Options outstanding at June 30, 2019	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Options exercisable at June 30, 2019	Remaining contractual life (years for exercisable options)	Weighted average exercise price ($)
0.02-0.05	60,875,000	9.04	0.02	15,637,500	8.65	0.03
0.12-0.19	18,584,629	6.82	0.15	16,709,629	6.80	0.16
0.32	20,782,369	6.22	0.32	19,511,131	6.22	0.32
0.75-2.00	180,000	3.94	1.62	180,000	3.94	1.62
	100,421,998			52,038,260